ADDITIONAL INFORMATION-FINANCIAL STATEMENT - Schedule of Parent Company Statements of Comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	$ 381	$ (2,974)	$ 35,716
Comprehensive loss attributable to Parent Company	(31,096)	(94,237)	(120,733)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(31,477)	(90,097)	(156,476)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	381	(4,140)	35,743
Comprehensive loss attributable to Parent Company	$ (31,096)	$ (94,237)	$ (120,733)